Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.6%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	3.875%	3/31/27	3,688	3,705
	United States Treasury Note/Bond	3.750%	4/15/28	2,457	2,468
	United States Treasury Note/Bond	4.000%	3/31/30	2,317	2,346
	United States Treasury Note/Bond	4.375%	5/15/34	4,280	4,362
	United States Treasury Note/Bond	3.875%	8/15/34	8,447	8,275
[1]	United States Treasury Note/Bond	4.250%	11/15/34	27,977	28,191
	United States Treasury Note/Bond	4.625%	2/15/35	74,106	76,873
	United States Treasury Note/Bond	4.375%	2/15/38	17,920	17,996
	United States Treasury Note/Bond	4.250%	5/15/39	75,666	74,120
	United States Treasury Note/Bond	4.375%	11/15/39	42,402	41,880
	United States Treasury Note/Bond	4.625%	2/15/40	2,992	3,035
	United States Treasury Note/Bond	1.125%	5/15/40	4,100	2,563
	United States Treasury Note/Bond	4.375%	5/15/40	10,462	10,305
[1,2]	United States Treasury Note/Bond	1.125%	8/15/40	116,616	72,152
[2]	United States Treasury Note/Bond	3.875%	8/15/40	23,400	21,682
[1]	United States Treasury Note/Bond	1.375%	11/15/40	16,500	10,593
	United States Treasury Note/Bond	4.250%	11/15/40	6,400	6,183
	United States Treasury Note/Bond	1.875%	2/15/41	11,069	7,669
	United States Treasury Note/Bond	4.750%	2/15/41	6,802	6,947
	United States Treasury Note/Bond	2.250%	5/15/41	11,100	8,120
	United States Treasury Note/Bond	4.375%	5/15/41	11,303	11,045
	United States Treasury Note/Bond	3.750%	8/15/41	100	90
	United States Treasury Note/Bond	2.000%	11/15/41	2,600	1,802
	United States Treasury Note/Bond	3.125%	11/15/41	7,109	5,875
	United States Treasury Note/Bond	2.375%	2/15/42	7,100	5,203
	United States Treasury Note/Bond	3.125%	2/15/42	4,000	3,290
	United States Treasury Note/Bond	3.000%	5/15/42	100	80
	United States Treasury Note/Bond	3.250%	5/15/42	7,786	6,499
	United States Treasury Note/Bond	2.750%	8/15/42	200	154
	United States Treasury Note/Bond	4.000%	11/15/42	9,000	8,294
	United States Treasury Note/Bond	3.875%	2/15/43	3,199	2,893
	United States Treasury Note/Bond	2.875%	5/15/43	2,050	1,592
	United States Treasury Note/Bond	3.875%	5/15/43	2,475	2,234
	United States Treasury Note/Bond	4.375%	8/15/43	2,600	2,506
	United States Treasury Note/Bond	3.750%	11/15/43	6,300	5,556
	United States Treasury Note/Bond	3.625%	2/15/44	4,378	3,784
	United States Treasury Note/Bond	4.500%	2/15/44	2,300	2,247
	United States Treasury Note/Bond	3.375%	5/15/44	10,000	8,305
	United States Treasury Note/Bond	4.625%	5/15/44	7,416	7,357
	United States Treasury Note/Bond	3.125%	8/15/44	15,506	12,340
	United States Treasury Note/Bond	4.125%	8/15/44	5,250	4,864
	United States Treasury Note/Bond	3.000%	11/15/44	2,600	2,021
	United States Treasury Note/Bond	4.625%	11/15/44	80,941	80,160
	United States Treasury Note/Bond	2.500%	2/15/45	10,000	7,107
	United States Treasury Note/Bond	4.750%	2/15/45	18,746	18,874
	United States Treasury Note/Bond	3.000%	5/15/45	30,255	23,410
	United States Treasury Note/Bond	2.875%	8/15/45	7,200	5,437
	United States Treasury Note/Bond	3.000%	11/15/45	17,969	13,827
	United States Treasury Note/Bond	2.500%	2/15/46	20,799	14,567
	United States Treasury Note/Bond	2.250%	8/15/46	34,742	22,974
	United States Treasury Note/Bond	3.000%	2/15/47	16,347	12,393
	United States Treasury Note/Bond	3.000%	5/15/47	13,318	10,084
	United States Treasury Note/Bond	2.750%	8/15/47	7,861	5,663
	United States Treasury Note/Bond	2.750%	11/15/47	6,600	4,742
[3]	United States Treasury Note/Bond	3.000%	2/15/48	10,948	8,215
	United States Treasury Note/Bond	3.125%	5/15/48	19,054	14,614
	United States Treasury Note/Bond	3.000%	8/15/48	23,495	17,548
	United States Treasury Note/Bond	3.375%	11/15/48	11,225	8,962
	United States Treasury Note/Bond	3.000%	2/15/49	12,700	9,450
	United States Treasury Note/Bond	2.875%	5/15/49	12,300	8,913

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	8/15/49	12,928	8,190
	United States Treasury Note/Bond	2.375%	11/15/49	19,100	12,403
	United States Treasury Note/Bond	2.000%	2/15/50	19,300	11,459
	United States Treasury Note/Bond	1.250%	5/15/50	14,780	7,186
	United States Treasury Note/Bond	1.625%	11/15/50	13,628	7,259
	United States Treasury Note/Bond	1.875%	2/15/51	1,738	987
[2]	United States Treasury Note/Bond	2.375%	5/15/51	18,021	11,554
	United States Treasury Note/Bond	2.000%	8/15/51	3,000	1,749
	United States Treasury Note/Bond	1.875%	11/15/51	100	56
	United States Treasury Note/Bond	2.250%	2/15/52	4,600	2,843
	United States Treasury Note/Bond	2.875%	5/15/52	11,845	8,436
	United States Treasury Note/Bond	3.000%	8/15/52	100	73
	United States Treasury Note/Bond	4.125%	8/15/53	48,154	43,655
	United States Treasury Note/Bond	4.250%	2/15/54	1,543	1,428
	United States Treasury Note/Bond	4.625%	5/15/54	2,068	2,039
	United States Treasury Note/Bond	4.250%	8/15/54	2,464	2,284
	United States Treasury Note/Bond	4.500%	11/15/54	2,305	2,231
	United States Treasury Note/Bond	4.625%	2/15/55	1,742	1,723
					919,991
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	25,198	26,370
	Tennessee Valley Authority	4.250%	9/15/65	7,455	5,981
					32,351
Conventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae Pool	2.320%	4/1/36	16,021	12,563
[4,5]	Fannie Mae Pool	2.120%	10/1/36	17,147	13,133
					25,696
Total U.S. Government and Agency Obligations (Cost $995,504)					978,038
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	16,159	12,627
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	21,747	17,207
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,807)					29,834
Corporate Bonds (78.7%)
Communications (5.8%)
[6]	Alphabet Inc.	5.250%	5/15/55	39,370	38,860
[6]	Alphabet Inc.	5.300%	5/15/65	29,065	28,590
	America Movil SAB de CV	4.375%	4/22/49	8,201	6,683
[7]	AT&T Inc.	3.600%	6/1/33	200	227
[7]	AT&T Inc.	4.050%	6/1/37	400	455
[7]	AT&T Inc.	2.600%	5/19/38	800	776
	AT&T Inc.	3.500%	6/1/41	12,344	9,455
	AT&T Inc.	5.550%	8/15/41	2,000	1,928
	AT&T Inc.	4.650%	6/1/44	1,602	1,336
	AT&T Inc.	5.450%	3/1/47	2,000	1,853
	AT&T Inc.	3.500%	9/15/53	1,990	1,334
	AT&T Inc.	3.800%	12/1/57	14,464	9,978
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	2,000	1,363
[8]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	500	484
	Comcast Corp.	5.650%	6/15/35	6,490	6,733
	Comcast Corp.	6.500%	11/15/35	4,318	4,780
	Comcast Corp.	6.450%	3/15/37	3,000	3,272
	Comcast Corp.	3.900%	3/1/38	11,432	9,798
	Comcast Corp.	4.600%	10/15/38	7,265	6,660
	Comcast Corp.	3.250%	11/1/39	5,540	4,287
	Comcast Corp.	3.750%	4/1/40	6,791	5,560
	Comcast Corp.	4.500%	1/15/43	1,272	1,066
	Comcast Corp.	4.750%	3/1/44	5,045	4,442
	Comcast Corp.	3.400%	7/15/46	11,000	7,755
	Comcast Corp.	4.000%	8/15/47	14,672	11,186
	Comcast Corp.	3.969%	11/1/47	56,682	43,010
	Comcast Corp.	3.999%	11/1/49	24,819	18,628
	Comcast Corp.	3.450%	2/1/50	8,928	6,054
	Comcast Corp.	2.887%	11/1/51	38,785	23,344
	Comcast Corp.	2.450%	8/15/52	2,000	1,076
	Comcast Corp.	4.049%	11/1/52	3,866	2,889
	Comcast Corp.	5.650%	6/1/54	8,612	8,283

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.937%	11/1/56	95,294	55,447
	Comcast Corp.	4.950%	10/15/58	1,546	1,302
	Comcast Corp.	2.650%	8/15/62	3,256	1,690
	Comcast Corp.	2.987%	11/1/63	92,937	52,161
	Comcast Corp.	5.500%	5/15/64	2,420	2,230
[9]	Deutsche Telekom AG	3.625%	1/21/50	3,330	2,370
[9]	DISH Network Corp.	11.750%	11/15/27	63	66
[9]	Level 3 Financing Inc.	3.875%	11/15/29	48	35
[9]	Level 3 Financing Inc.	10.000%	10/15/32	75	76
	Meta Platforms Inc.	4.450%	8/15/52	7,195	5,992
	Meta Platforms Inc.	5.600%	5/15/53	51,168	50,563
	Meta Platforms Inc.	5.400%	8/15/54	41,351	39,854
	Meta Platforms Inc.	5.750%	5/15/63	19,415	19,356
	Meta Platforms Inc.	5.550%	8/15/64	15,287	14,716
	NBCUniversal Media LLC	5.950%	4/1/41	3,000	3,073
	NBCUniversal Media LLC	4.450%	1/15/43	6,581	5,591
	Orange SA	5.375%	1/13/42	1,086	1,046
	Paramount Global	5.850%	9/1/43	1,480	1,256
	Paramount Global	4.900%	8/15/44	980	735
	Telefonica Emisiones SA	4.665%	3/6/38	950	858
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,748
	Time Warner Cable LLC	7.300%	7/1/38	1,464	1,520
	T-Mobile USA Inc.	5.300%	5/15/35	16,205	16,272
	T-Mobile USA Inc.	4.500%	4/15/50	3,055	2,478
	T-Mobile USA Inc.	3.300%	2/15/51	3,760	2,472
	T-Mobile USA Inc.	5.875%	11/15/55	10,060	9,927
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,000	1,569
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,900	3,936
	Uber Technologies Inc.	5.350%	9/15/54	2,809	2,564
[7]	Verizon Communications Inc.	1.850%	5/18/40	800	679
	Verizon Communications Inc.	3.400%	3/22/41	5,820	4,429
	Verizon Communications Inc.	3.850%	11/1/42	3,000	2,379
	Verizon Communications Inc.	5.500%	2/23/54	1,670	1,603
	Verizon Communications Inc.	2.987%	10/30/56	2,220	1,320
	Vodafone Group plc	5.625%	2/10/53	3,366	3,109
	Vodafone Group plc	5.750%	6/28/54	2,140	2,021
	Vodafone Group plc	5.875%	6/28/64	2,420	2,278
	Walt Disney Co.	6.400%	12/15/35	2,231	2,480
	Walt Disney Co.	6.650%	11/15/37	2,924	3,298
	Walt Disney Co.	3.500%	5/13/40	29,825	24,165
	Walt Disney Co.	4.750%	9/15/44	12,772	11,387
	Walt Disney Co.	2.750%	9/1/49	47,589	29,614
	Walt Disney Co.	3.600%	1/13/51	3,081	2,237
					664,047
Consumer Discretionary (3.5%)
	Amazon.com Inc.	4.050%	8/22/47	43,578	35,948
	Amazon.com Inc.	2.500%	6/3/50	21,411	12,726
	Amazon.com Inc.	3.100%	5/12/51	10,953	7,384
	Amazon.com Inc.	3.950%	4/13/52	5,000	3,938
	Amazon.com Inc.	4.250%	8/22/57	20,999	17,006
	Amazon.com Inc.	2.700%	6/3/60	14,038	8,019
[4]	American University	3.672%	4/1/49	2,854	2,115
	Brown University	2.924%	9/1/50	1,668	1,095
	California Institute of Technology	3.650%	9/1/19	4,370	2,716
	Case Western Reserve University	5.405%	6/1/22	1,997	1,833
[4]	Duke University	2.682%	10/1/44	3,254	2,306
[4]	Duke University	2.832%	10/1/55	8,234	5,093
[9]	ERAC USA Finance LLC	5.200%	10/30/34	7,282	7,319
[9]	ERAC USA Finance LLC	7.000%	10/15/37	7,998	9,099
	Ford Foundation	2.415%	6/1/50	21,985	12,748
	Ford Foundation	2.815%	6/1/70	11,565	6,326
	George Washington University	4.300%	9/15/44	2,910	2,457
	Georgetown University	2.943%	4/1/50	9,393	6,096
	Home Depot Inc.	5.875%	12/16/36	2,595	2,761
	Home Depot Inc.	3.300%	4/15/40	1,000	791
	Home Depot Inc.	5.400%	9/15/40	1,019	1,020
	Home Depot Inc.	5.950%	4/1/41	14,203	14,856
	Home Depot Inc.	4.875%	2/15/44	31,510	28,760
	Home Depot Inc.	4.400%	3/15/45	2,088	1,777

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.250%	4/1/46	17,084	14,150
	Home Depot Inc.	3.900%	6/15/47	25,013	19,458
	Home Depot Inc.	4.500%	12/6/48	2,444	2,068
	Home Depot Inc.	3.125%	12/15/49	1,622	1,079
	Home Depot Inc.	3.350%	4/15/50	7,835	5,422
	Home Depot Inc.	2.375%	3/15/51	586	328
	Home Depot Inc.	2.750%	9/15/51	17,840	10,815
	Home Depot Inc.	3.625%	4/15/52	3,302	2,376
	Home Depot Inc.	4.950%	9/15/52	3,142	2,827
	Home Depot Inc.	5.300%	6/25/54	5,746	5,449
	Home Depot Inc.	3.500%	9/15/56	957	658
	Home Depot Inc.	5.400%	6/25/64	6,183	5,856
[4]	Johns Hopkins University	2.813%	1/1/60	2,096	1,193
	Leland Stanford Junior University	3.647%	5/1/48	11,763	9,012
	Leland Stanford Junior University	2.413%	6/1/50	1,668	979
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	18,178	16,516
	Massachusetts Institute of Technology	2.989%	7/1/50	1,668	1,106
	Massachusetts Institute of Technology	3.067%	4/1/52	1,668	1,111
	Massachusetts Institute of Technology	5.600%	7/1/11	2,019	2,007
	Massachusetts Institute of Technology	4.678%	7/1/14	1,373	1,133
	NIKE Inc.	3.625%	5/1/43	7,905	6,182
[4]	Northeastern University	2.894%	10/1/50	13,156	8,563
	President & Fellows of Harvard College	4.875%	10/15/40	860	836
	President & Fellows of Harvard College	3.150%	7/15/46	51	36
	President & Fellows of Harvard College	3.745%	11/15/52	14,472	10,957
	Rockefeller Foundation	2.492%	10/1/50	31,136	18,375
	Thomas Jefferson University	3.847%	11/1/57	1,052	735
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,250	807
[4]	University of Chicago	2.761%	4/1/45	9,865	7,494
[4]	University of Chicago	2.547%	4/1/50	1,944	1,243
[4]	University of Southern California	3.028%	10/1/39	2,603	2,094
	University of Southern California	4.976%	10/1/53	11,219	10,341
	Washington University	3.524%	4/15/54	2,420	1,735
	Washington University	4.349%	4/15/22	1,830	1,381
[9]	WK Kellogg Foundation Trust	2.443%	10/1/50	33,212	19,245
	Yale University	2.402%	4/15/50	14,795	8,700
					396,456
Consumer Staples (5.7%)
	Altria Group Inc.	4.450%	5/6/50	1,130	861
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	27,927	27,009
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	152,447	138,845
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	1,300	1,435
[7]	Anheuser-Busch InBev SA NV	3.950%	3/22/44	700	774
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	9,232	11,721
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,171	6,248
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,971	8,347
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	7,277	6,133
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	54,719	54,136
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,010	4,058
	Archer-Daniels-Midland Co.	4.500%	3/15/49	10,250	8,612
	Archer-Daniels-Midland Co.	2.700%	9/15/51	12,935	7,771
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,207
	BAT Capital Corp.	3.734%	9/25/40	2,000	1,531
	BAT Capital Corp.	7.079%	8/2/43	1,898	2,034
	BAT Capital Corp.	4.540%	8/15/47	2,521	1,980
	BAT Capital Corp.	4.758%	9/6/49	3,617	2,892
	BAT Capital Corp.	7.081%	8/2/53	2,328	2,515
[9]	Cargill Inc.	4.760%	11/23/45	11,183	9,868
	Coca-Cola Co.	2.875%	5/5/41	8,145	6,014
	Coca-Cola Co.	2.600%	6/1/50	22,738	13,891
	Coca-Cola Co.	3.000%	3/5/51	27,703	18,334
	Coca-Cola Co.	2.500%	3/15/51	13,233	7,833
	Coca-Cola Co.	5.200%	1/14/55	15,510	14,760
	Coca-Cola Co.	5.400%	5/13/64	20,787	20,066
	Hershey Co.	3.125%	11/15/49	15,283	10,259
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	2,300	2,558
[9]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/55	4,535	4,602
	Kenvue Inc.	5.100%	3/22/43	10,237	9,771
	Kenvue Inc.	5.050%	3/22/53	10,890	10,086

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenvue Inc.	5.200%	3/22/63	10,974	10,129
	Kroger Co.	5.500%	9/15/54	2	2
	Kroger Co.	5.650%	9/15/64	4,249	3,936
[9]	Mars Inc.	5.200%	3/1/35	9,375	9,415
[9]	Mars Inc.	5.650%	5/1/45	23,762	23,516
[9]	Mars Inc.	5.700%	5/1/55	28,332	27,912
[9]	Mars Inc.	5.800%	5/1/65	12,907	12,699
[9]	Nestle Capital Corp.	5.100%	3/12/54	14,910	13,961
[9]	Nestle Holdings Inc.	4.000%	9/24/48	14,910	11,946
	PepsiCo Inc.	2.750%	10/21/51	9,941	6,171
	PepsiCo Inc.	4.650%	2/15/53	33,518	29,237
	PepsiCo Inc.	5.250%	7/17/54	8,771	8,471
	Philip Morris International Inc.	6.375%	5/16/38	5,950	6,467
[7]	Philip Morris International Inc.	1.450%	8/1/39	1,200	964
	Philip Morris International Inc.	4.375%	11/15/41	5,149	4,394
	Philip Morris International Inc.	3.875%	8/21/42	7,050	5,596
	Philip Morris International Inc.	4.125%	3/4/43	24,576	20,118
	Philip Morris International Inc.	4.875%	11/15/43	9,967	8,938
	Philip Morris International Inc.	4.250%	11/10/44	4,376	3,628
	Reynolds American Inc.	6.150%	9/15/43	3,000	2,954
[9]	SC Johnson & Son Inc.	4.000%	5/15/43	11,134	8,801
	Target Corp.	3.900%	11/15/47	2,000	1,541
	Walmart Inc.	4.500%	4/15/53	13,069	11,392
					648,339
Energy (5.6%)
	BP Capital Markets America Inc.	3.060%	6/17/41	21,334	15,360
	BP Capital Markets America Inc.	3.000%	2/24/50	17,538	10,976
	BP Capital Markets America Inc.	2.772%	11/10/50	24,243	14,500
	BP Capital Markets America Inc.	2.939%	6/4/51	46,932	28,849
	BP Capital Markets America Inc.	3.001%	3/17/52	1,843	1,133
	BP Capital Markets America Inc.	3.379%	2/8/61	10,008	6,275
[7]	BP Capital Markets BV	0.933%	12/4/40	800	570
[7]	BP Capital Markets BV	1.467%	9/21/41	700	533
	Chevron Corp.	3.078%	5/11/50	10,665	7,038
	ConocoPhillips Co.	3.758%	3/15/42	1,794	1,395
	ConocoPhillips Co.	4.300%	11/15/44	7,445	6,032
	ConocoPhillips Co.	5.950%	3/15/46	1,052	1,067
	ConocoPhillips Co.	3.800%	3/15/52	32,343	23,099
	ConocoPhillips Co.	5.300%	5/15/53	7,826	7,054
	ConocoPhillips Co.	5.550%	3/15/54	4,172	3,900
	ConocoPhillips Co.	4.025%	3/15/62	29,757	20,797
	ConocoPhillips Co.	5.700%	9/15/63	10,295	9,599
	ConocoPhillips Co.	5.650%	1/15/65	4,665	4,293
[9]	DCP Midstream Operating LP	6.750%	9/15/37	6,241	6,375
	Diamondback Energy Inc.	4.400%	3/24/51	3,000	2,260
	Diamondback Energy Inc.	6.250%	3/15/53	2,500	2,366
	Diamondback Energy Inc.	5.750%	4/18/54	3,938	3,520
	Diamondback Energy Inc.	5.900%	4/18/64	4,172	3,716
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	1,930	1,962
[9]	EIG Pearl Holdings Sarl	4.387%	11/30/46	2,994	2,320
	Enbridge Inc.	4.000%	11/15/49	3,000	2,211
	Enbridge Inc.	6.700%	11/15/53	1,632	1,721
	Enbridge Inc.	5.950%	4/5/54	1,256	1,214
	Energy Transfer LP	6.100%	2/15/42	2,000	1,926
	Energy Transfer LP	5.150%	2/1/43	3,000	2,567
	Energy Transfer LP	5.300%	4/15/47	3,056	2,578
	Energy Transfer LP	5.000%	5/15/50	3,172	2,543
	Energy Transfer LP	6.200%	4/1/55	2,540	2,381
	Enterprise Products Operating LLC	5.100%	2/15/45	5,833	5,310
	Enterprise Products Operating LLC	4.900%	5/15/46	3,568	3,162
	Enterprise Products Operating LLC	4.800%	2/1/49	10,455	8,882
	Enterprise Products Operating LLC	4.200%	1/31/50	17,301	13,359
	Enterprise Products Operating LLC	3.700%	1/31/51	2,424	1,718
	Enterprise Products Operating LLC	3.200%	2/15/52	4,214	2,704
	Enterprise Products Operating LLC	3.300%	2/15/53	1,898	1,220
	Enterprise Products Operating LLC	4.950%	10/15/54	1,586	1,353
	Enterprise Products Operating LLC	3.950%	1/31/60	13,368	9,413
	EOG Resources Inc.	4.950%	4/15/50	13,539	11,784
	EOG Resources Inc.	5.650%	12/1/54	2,850	2,710

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	3.625%	4/6/40	14,333	11,667
	Equinor ASA	4.250%	11/23/41	1,954	1,666
	Equinor ASA	3.950%	5/15/43	16,382	13,251
	Equinor ASA	3.250%	11/18/49	12,487	8,400
	Exxon Mobil Corp.	4.227%	3/19/40	5,384	4,763
	Exxon Mobil Corp.	4.114%	3/1/46	16,744	13,589
	Exxon Mobil Corp.	3.095%	8/16/49	12,195	8,082
	Exxon Mobil Corp.	4.327%	3/19/50	13,864	11,351
	Exxon Mobil Corp.	3.452%	4/15/51	3,680	2,574
[4,9]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	11,557	11,440
	Halliburton Co.	4.500%	11/15/41	1,012	836
	Halliburton Co.	5.000%	11/15/45	4,824	4,127
	Hess Corp.	5.800%	4/1/47	10,647	10,420
	Ovintiv Inc.	6.500%	2/1/38	891	855
	Petroleos del Peru SA	4.750%	6/19/32	634	465
	Petroleos del Peru SA	5.625%	6/19/47	418	255
	Petroleos Mexicanos	6.500%	6/2/41	711	490
	Petroleos Mexicanos	6.375%	1/23/45	87	58
[9]	Petronas Capital Ltd.	5.848%	4/3/55	7,480	7,497
[9]	Raizen Fuels Finance SA	6.950%	3/5/54	10,190	9,620
[9]	Saudi Arabian Oil Co.	5.750%	7/17/54	9,968	9,280
	Shell Finance US Inc.	4.125%	5/11/35	8,891	8,300
	Shell Finance US Inc.	4.550%	8/12/43	6,583	5,712
	Shell Finance US Inc.	4.375%	5/11/45	37,348	31,266
	Shell Finance US Inc.	4.000%	5/10/46	27,002	21,339
	Shell Finance US Inc.	3.750%	9/12/46	48,265	36,516
	Shell Finance US Inc.	3.250%	4/6/50	8,745	5,890
	Shell International Finance BV	6.375%	12/15/38	4,243	4,662
	Shell International Finance BV	2.875%	11/26/41	11,440	8,083
	Shell International Finance BV	3.625%	8/21/42	1,257	967
	Shell International Finance BV	3.125%	11/7/49	5,000	3,279
	Shell International Finance BV	3.000%	11/26/51	19,941	12,618
	Targa Resources Corp.	4.950%	4/15/52	7,000	5,645
	Targa Resources Corp.	6.500%	2/15/53	4,725	4,695
	TotalEnergies Capital International SA	2.986%	6/29/41	21,739	15,597
	TotalEnergies Capital International SA	3.461%	7/12/49	514	360
	TotalEnergies Capital International SA	3.127%	5/29/50	22,401	14,604
	TotalEnergies Capital SA	5.488%	4/5/54	23,200	21,868
	TotalEnergies Capital SA	5.275%	9/10/54	17,842	16,341
	TotalEnergies Capital SA	5.638%	4/5/64	13,371	12,602
	TotalEnergies Capital SA	5.425%	9/10/64	11,154	10,187
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,894	1,917
	Williams Cos. Inc.	6.000%	3/15/55	1,450	1,417
					638,296
Financials (16.3%)
[9]	200 Park Funding Trust	5.740%	2/15/55	34,220	33,348
	Aflac Inc.	4.000%	10/15/46	942	731
	Aflac Inc.	4.750%	1/15/49	800	679
	Allstate Corp.	4.200%	12/15/46	7,071	5,610
	American Express Co.	5.667%	4/25/36	7,570	7,756
	American Express Co.	4.050%	12/3/42	752	627
	Aon North America Inc.	5.750%	3/1/54	11,160	10,798
	Apollo Global Management Inc.	5.800%	5/21/54	5,323	5,088
	Apollo Global Management Inc.	6.000%	12/15/54	1,865	1,750
	Athene Holding Ltd.	6.250%	4/1/54	7,115	6,894
	Athene Holding Ltd.	6.625%	10/15/54	4,379	4,219
[8]	Aviva plc	6.875%	5/20/58	200	266
	Bank of America Corp.	6.110%	1/29/37	3,957	4,091
	Bank of America Corp.	4.244%	4/24/38	52,566	46,957
	Bank of America Corp.	7.750%	5/14/38	2,400	2,814
	Bank of America Corp.	4.078%	4/23/40	5,532	4,734
	Bank of America Corp.	2.676%	6/19/41	52,749	37,364
	Bank of America Corp.	5.875%	2/7/42	7,136	7,349
	Bank of America Corp.	3.311%	4/22/42	47,388	35,490
	Bank of America Corp.	5.000%	1/21/44	2,686	2,485
	Bank of America Corp.	4.875%	4/1/44	3,000	2,717
	Bank of America Corp.	4.443%	1/20/48	14,648	12,244
	Bank of America Corp.	3.946%	1/23/49	48,738	37,234
	Bank of America Corp.	4.330%	3/15/50	16,316	13,203

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.083%	3/20/51	12,348	9,527
	Bank of America Corp.	2.831%	10/24/51	17,350	10,593
	Bank of America Corp.	3.483%	3/13/52	2,068	1,442
	Bank of America Corp.	2.972%	7/21/52	3,756	2,366
[7]	Barclays plc	4.347%	5/8/35	800	927
	Barclays plc	3.330%	11/24/42	2,800	1,999
	Barclays plc	6.036%	3/12/55	4,400	4,358
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,756
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,172	3,459
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,109	3,431
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,000	1,909
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	9,346	7,121
	BlackRock Funding Inc.	5.250%	3/14/54	12,159	11,515
	BlackRock Funding Inc.	5.350%	1/8/55	2,485	2,391
[9]	BPCE SA	6.915%	1/14/46	4,320	4,409
	Brookfield Finance Inc.	6.300%	1/15/55	7,295	6,919
	Brookfield Finance Inc.	5.813%	3/3/55	20,645	19,608
	Capital One Financial Corp.	6.183%	1/30/36	15,100	14,880
	Chubb INA Holdings LLC	4.150%	3/13/43	1,616	1,352
	Chubb INA Holdings LLC	4.350%	11/3/45	7,463	6,347
	Chubb INA Holdings LLC	2.850%	12/15/51	5,000	3,151
	Citigroup Inc.	3.878%	1/24/39	41,252	34,621
	Citigroup Inc.	8.125%	7/15/39	2,000	2,466
	Citigroup Inc.	5.316%	3/26/41	10,855	10,402
	Citigroup Inc.	5.875%	1/30/42	3,694	3,738
	Citigroup Inc.	2.904%	11/3/42	2,842	1,960
	Citigroup Inc.	4.650%	7/30/45	5,125	4,411
	Citigroup Inc.	4.281%	4/24/48	2,250	1,797
	Citigroup Inc.	4.650%	7/23/48	9,769	8,215
	Citigroup Inc.	5.612%	3/4/56	25,030	23,925
	Corebridge Financial Inc.	4.350%	4/5/42	7,108	5,806
	Corebridge Financial Inc.	4.400%	4/5/52	4,198	3,278
[7]	Eurobank SA	4.000%	2/7/36	500	555
[9]	FMR LLC	6.450%	11/15/39	11,936	13,208
	GATX Corp.	3.100%	6/1/51	2,845	1,739
[9]	Global Atlantic Fin Co.	6.750%	3/15/54	8,150	7,974
	Goldman Sachs Group Inc.	4.017%	10/31/38	65,894	56,058
	Goldman Sachs Group Inc.	4.411%	4/23/39	23,952	21,051
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,492	8,854
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,340	3,886
	Goldman Sachs Group Inc.	2.908%	7/21/42	8,670	6,019
	Goldman Sachs Group Inc.	3.436%	2/24/43	13,893	10,307
	Goldman Sachs Group Inc.	4.800%	7/8/44	4,806	4,202
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,730	1,499
	Goldman Sachs Group Inc.	5.561%	11/19/45	38,864	37,399
	Goldman Sachs Group Inc.	5.734%	1/28/56	33,831	32,974
[9]	High Street Funding Trust III	5.807%	2/15/55	4,337	4,197
	HSBC Bank USA NA	5.625%	8/15/35	750	754
	HSBC Holdings plc	5.450%	3/3/36	10,539	10,466
	HSBC Holdings plc	6.500%	9/15/37	7,604	7,862
	HSBC Holdings plc	6.800%	6/1/38	17,705	18,900
	HSBC Holdings plc	6.332%	3/9/44	30,377	31,949
	Huntington Bancshares Inc.	6.141%	11/18/39	2,000	1,976
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	717
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,451	2,790
	Intercontinental Exchange Inc.	3.000%	6/15/50	8,514	5,486
	Intercontinental Exchange Inc.	4.950%	6/15/52	32,487	28,936
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,357	1,413
	Intercontinental Exchange Inc.	5.200%	6/15/62	29,849	26,927
	Invesco Finance plc	5.375%	11/30/43	5,264	4,854
	JPMorgan Chase & Co.	5.572%	4/22/36	12,850	13,138
	JPMorgan Chase & Co.	6.400%	5/15/38	5,520	6,067
	JPMorgan Chase & Co.	3.882%	7/24/38	41,372	35,780
	JPMorgan Chase & Co.	5.500%	10/15/40	19,718	19,840
	JPMorgan Chase & Co.	3.109%	4/22/41	9,083	6,857
	JPMorgan Chase & Co.	5.600%	7/15/41	6,608	6,672
	JPMorgan Chase & Co.	2.525%	11/19/41	3,910	2,704
	JPMorgan Chase & Co.	5.400%	1/6/42	2,902	2,873
	JPMorgan Chase & Co.	3.157%	4/22/42	25,315	18,871
	JPMorgan Chase & Co.	5.625%	8/16/43	3,000	2,978

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.850%	2/1/44	2,070	1,898
	JPMorgan Chase & Co.	4.950%	6/1/45	3,000	2,725
	JPMorgan Chase & Co.	5.534%	11/29/45	48,711	47,859
	JPMorgan Chase & Co.	4.260%	2/22/48	28,588	23,436
	JPMorgan Chase & Co.	4.032%	7/24/48	26,301	20,785
	JPMorgan Chase & Co.	3.964%	11/15/48	82,384	64,340
	JPMorgan Chase & Co.	3.897%	1/23/49	35,016	27,082
	JPMorgan Chase & Co.	3.109%	4/22/51	15,567	10,244
	JPMorgan Chase & Co.	3.328%	4/22/52	13,179	9,050
[9]	LSEGA Financing plc	3.200%	4/6/41	17,274	13,031
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	8,055	7,987
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,268	1,024
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,500	2,225
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	734	451
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,586	1,683
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	2,002	1,906
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	1,278	1,265
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,452	2,338
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	18,215	17,280
[9]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	9,092	5,884
	MetLife Inc.	5.875%	2/6/41	2,500	2,559
	MetLife Inc.	4.125%	8/13/42	20,180	16,719
	MetLife Inc.	4.875%	11/13/43	2,044	1,843
	MetLife Inc.	4.600%	5/13/46	1,586	1,378
	MetLife Inc.	6.350%	3/15/55	3,419	3,399
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,200	3,544
	Morgan Stanley	5.587%	1/18/36	7,000	7,103
[7]	Morgan Stanley	4.099%	5/22/36	300	341
[10]	Morgan Stanley	3.971%	7/22/38	67,941	58,445
	Morgan Stanley	4.457%	4/22/39	5,169	4,710
	Morgan Stanley	3.217%	4/22/42	8,115	5,978
	Morgan Stanley	6.375%	7/24/42	4,373	4,685
	Morgan Stanley	4.300%	1/27/45	15,323	12,696
	Morgan Stanley	4.375%	1/22/47	10,020	8,334
	Morgan Stanley	5.597%	3/24/51	5,208	5,047
	Morgan Stanley	2.802%	1/25/52	5,586	3,377
	Morgan Stanley	5.516%	11/19/55	30,363	29,016
	Nasdaq Inc.	2.500%	12/21/40	6,194	4,223
	Nasdaq Inc.	6.100%	6/28/63	5,326	5,320
[9]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	6,744	8,817
[9]	Nippon Life Insurance Co.	6.500%	4/30/55	1,725	1,750
[9]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	6,668	5,039
[9]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	20,930	13,952
	PayPal Holdings Inc.	5.500%	6/1/54	4,096	3,874
	Progressive Corp.	4.125%	4/15/47	1,894	1,524
	Progressive Corp.	4.200%	3/15/48	2,472	2,021
	Progressive Corp.	3.950%	3/26/50	1,000	773
	Progressive Corp.	3.700%	3/15/52	700	515
	Prudential Financial Inc.	3.000%	3/10/40	1,051	784
	Prudential Financial Inc.	4.600%	5/15/44	1,870	1,613
	Prudential Financial Inc.	3.905%	12/7/47	2,012	1,539
	Prudential Financial Inc.	4.418%	3/27/48	421	346
	Prudential Financial Inc.	3.935%	12/7/49	2,228	1,674
	Prudential Financial Inc.	4.350%	2/25/50	2,226	1,814
	Prudential Financial Inc.	3.700%	3/13/51	5,438	3,940
	Reinsurance Group of America Inc.	6.650%	9/15/55	3,154	3,064
	S&P Global Inc.	3.250%	12/1/49	2,086	1,449
	S&P Global Inc.	3.700%	3/1/52	29,394	21,941
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	3,000	2,998
[9]	Teachers Insurance & Annuity Association of America	3.300%	5/15/50	12,040	8,033
	Travelers Cos. Inc.	4.600%	8/1/43	1,236	1,082
	Travelers Cos. Inc.	3.750%	5/15/46	2,959	2,288
	Travelers Cos. Inc.	4.000%	5/30/47	2,760	2,197
	Travelers Cos. Inc.	3.050%	6/8/51	31,167	20,322
	Travelers Cos. Inc.	5.450%	5/25/53	4,088	4,010
	UBS AG	4.500%	6/26/48	2,400	2,018
[9]	UBS Group AG	5.699%	2/8/35	28,726	29,392
	UBS Group AG	4.875%	5/15/45	11,600	10,194
[9]	UBS Group AG	5.379%	9/6/45	10,375	9,782
	Visa Inc.	2.700%	4/15/40	4,500	3,384

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	4.300%	12/14/45	11,473	9,864
	Visa Inc.	3.650%	9/15/47	22,365	17,122
	Wachovia Corp.	5.500%	8/1/35	1,600	1,601
	Wells Fargo & Co.	3.068%	4/30/41	11,531	8,473
	Wells Fargo & Co.	5.375%	11/2/43	20,163	18,613
	Wells Fargo & Co.	5.606%	1/15/44	74,468	70,200
	Wells Fargo & Co.	4.650%	11/4/44	7,332	6,120
	Wells Fargo & Co.	3.900%	5/1/45	8,414	6,552
	Wells Fargo & Co.	4.900%	11/17/45	20,334	17,324
	Wells Fargo & Co.	4.400%	6/14/46	19,069	15,139
	Wells Fargo & Co.	4.750%	12/7/46	21,323	17,626
	Wells Fargo & Co.	5.013%	4/4/51	42,840	37,625
	Wells Fargo & Co.	4.611%	4/25/53	34,404	28,511
	Wells Fargo Bank NA	5.850%	2/1/37	2,000	2,052
	Wells Fargo Bank NA	6.600%	1/15/38	3,000	3,277
	Westpac Banking Corp.	2.963%	11/16/40	2,211	1,605
	Westpac Banking Corp.	3.133%	11/18/41	4,318	3,046
					1,851,348
Health Care (12.4%)
	Abbott Laboratories	5.300%	5/27/40	5,466	5,541
	Abbott Laboratories	4.900%	11/30/46	23,350	21,826
	AbbVie Inc.	4.300%	5/14/36	1,000	930
	AbbVie Inc.	4.050%	11/21/39	7,635	6,620
	AbbVie Inc.	4.400%	11/6/42	6,217	5,409
	AbbVie Inc.	5.350%	3/15/44	11,002	10,654
	AbbVie Inc.	4.850%	6/15/44	27,922	25,378
	AbbVie Inc.	4.700%	5/14/45	19,274	17,043
	AbbVie Inc.	4.450%	5/14/46	6,471	5,512
	AbbVie Inc.	4.875%	11/14/48	3,217	2,894
	AbbVie Inc.	4.250%	11/21/49	73,178	59,399
	AbbVie Inc.	5.400%	3/15/54	5,879	5,635
	AbbVie Inc.	5.600%	3/15/55	2,962	2,933
	AbbVie Inc.	5.500%	3/15/64	17,520	16,750
	AdventHealth Obligated Group	2.795%	11/15/51	3,171	1,939
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	5,453	4,443
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	7,803	5,479
	Aetna Inc.	4.750%	3/15/44	1,741	1,449
[4]	Allina Health System	3.887%	4/15/49	3,607	2,733
	Amgen Inc.	4.950%	10/1/41	2,415	2,197
	Amgen Inc.	5.650%	6/15/42	3,000	2,929
	Amgen Inc.	5.600%	3/2/43	4,901	4,772
	Amgen Inc.	4.875%	3/1/53	2,000	1,712
	Amgen Inc.	5.750%	3/2/63	1,750	1,667
	AstraZeneca plc	4.000%	9/18/42	278	232
	AstraZeneca plc	4.375%	11/16/45	9,256	7,971
	AstraZeneca plc	3.000%	5/28/51	14,324	9,364
	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	2,337	1,345
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,503	1,032
	Baxter International Inc.	3.500%	8/15/46	3,307	2,298
[7]	Bayer AG	1.000%	1/12/36	1,400	1,168
	Baylor Scott & White Holdings	2.839%	11/15/50	7,343	4,582
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,984	5,606
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,807	15,633
	Bristol-Myers Squibb Co.	2.350%	11/13/40	17,087	11,553
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,386	2,782
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	659
	Bristol-Myers Squibb Co.	4.250%	10/26/49	75,990	60,739
	Bristol-Myers Squibb Co.	2.550%	11/13/50	6,436	3,692
	Bristol-Myers Squibb Co.	5.550%	2/22/54	10,365	9,984
	Bristol-Myers Squibb Co.	3.900%	3/15/62	30,696	21,642
	Bristol-Myers Squibb Co.	6.400%	11/15/63	15,125	16,148
	Bristol-Myers Squibb Co.	5.650%	2/22/64	18,052	17,352
	Cardinal Health Inc.	5.750%	11/15/54	4,355	4,175
	Children's Health System of Texas	2.511%	8/15/50	2,757	1,604
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,353	825
	City of Hope	5.623%	11/15/43	1,955	1,875
	City of Hope	4.378%	8/15/48	1,753	1,401
	CommonSpirit Health	4.187%	10/1/49	1,497	1,133
	CommonSpirit Health	5.548%	12/1/54	5,719	5,298

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	CSL Finance plc	4.750%	4/27/52	8,946	7,518
	Danaher Corp.	2.600%	10/1/50	4,094	2,426
	Danaher Corp.	2.800%	12/10/51	2,399	1,468
	Dignity Health	4.500%	11/1/42	1,052	873
	Dignity Health	5.267%	11/1/64	765	662
	Elevance Health Inc.	5.650%	6/15/54	7,210	6,859
	Elevance Health Inc.	5.700%	2/15/55	5,580	5,343
	Eli Lilly & Co.	3.875%	3/15/39	100	85
	Eli Lilly & Co.	5.000%	2/9/54	4,027	3,736
	Eli Lilly & Co.	5.050%	8/14/54	39,126	36,534
	Eli Lilly & Co.	5.500%	2/12/55	12,860	12,870
	Eli Lilly & Co.	4.950%	2/27/63	7,011	6,298
	Eli Lilly & Co.	5.100%	2/9/64	13,426	12,359
	Eli Lilly & Co.	5.600%	2/12/65	27,927	27,807
	Gilead Sciences Inc.	5.500%	11/15/54	6,070	5,892
	Gilead Sciences Inc.	5.600%	11/15/64	4,335	4,180
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,603	3,968
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,378	857
[9]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.875%	6/15/54	8,298	8,002
	Inova Health System Foundation	4.068%	5/15/52	6,669	5,282
	Johnson & Johnson	3.750%	3/3/47	12,648	10,076
	Johnson & Johnson	5.250%	6/1/54	38,346	37,940
	Kaiser Foundation Hospitals	2.810%	6/1/41	11,257	7,914
	Kaiser Foundation Hospitals	4.150%	5/1/47	11,588	9,359
	Kaiser Foundation Hospitals	3.266%	11/1/49	205	140
	Kaiser Foundation Hospitals	3.002%	6/1/51	32,969	20,999
	Mass General Brigham Inc.	3.192%	7/1/49	6,887	4,688
	Mass General Brigham Inc.	3.342%	7/1/60	25,410	16,467
	Mayo Clinic	3.196%	11/15/61	15,496	9,833
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,593
	Merck & Co. Inc.	3.900%	3/7/39	4,400	3,813
	Merck & Co. Inc.	4.150%	5/18/43	428	361
	Merck & Co. Inc.	4.900%	5/17/44	16,052	14,869
	Merck & Co. Inc.	3.700%	2/10/45	55,563	43,265
	Merck & Co. Inc.	2.750%	12/10/51	11,864	7,222
	Merck & Co. Inc.	5.000%	5/17/53	13,759	12,505
	Merck & Co. Inc.	2.900%	12/10/61	2,320	1,334
	Merck & Co. Inc.	5.150%	5/17/63	13,499	12,310
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	1,000	733
	Mount Sinai Hospital	3.737%	7/1/49	111	73
	Mount Sinai Hospital	3.391%	7/1/50	2,000	1,210
[7]	MSD Netherlands Capital BV	3.750%	5/30/54	1,100	1,151
	New York & Presbyterian Hospital	4.024%	8/1/45	5,427	4,396
	New York & Presbyterian Hospital	4.063%	8/1/56	3,941	3,029
	Northwell Healthcare Inc.	4.800%	11/1/42	1,052	907
	Northwell Healthcare Inc.	3.979%	11/1/46	1,954	1,480
	Northwell Healthcare Inc.	4.260%	11/1/47	1,042	810
	Northwell Healthcare Inc.	3.809%	11/1/49	2,322	1,672
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,757	2,298
	Novant Health Inc.	3.168%	11/1/51	5,757	3,771
	Novant Health Inc.	3.318%	11/1/61	15,375	9,670
	Novartis Capital Corp.	4.400%	5/6/44	18,519	16,300
	Novartis Capital Corp.	4.700%	9/18/54	21,135	18,750
	NYU Langone Hospitals	4.784%	7/1/44	1,954	1,790
[4]	Orlando Health Obligated Group	3.327%	10/1/50	1,461	1,007
	PeaceHealth Obligated Group	4.787%	11/15/48	1,564	1,293
	Pfizer Inc.	4.100%	9/15/38	15,341	13,515
	Pfizer Inc.	3.900%	3/15/39	25,485	21,799
	Pfizer Inc.	7.200%	3/15/39	26,405	30,846
	Pfizer Inc.	2.550%	5/28/40	5,274	3,687
	Pfizer Inc.	4.300%	6/15/43	7,984	6,770
	Pfizer Inc.	4.400%	5/15/44	6,087	5,234
	Pfizer Inc.	4.125%	12/15/46	3,867	3,103
	Pfizer Inc.	4.200%	9/15/48	2,552	2,060
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	48,256	45,196
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	36,885	34,140
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	31,318	28,475
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,171	1,498
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	50	37
[9]	Roche Holdings Inc.	2.607%	12/13/51	11,466	6,859

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Roche Holdings Inc.	5.218%	3/8/54	10,174	9,708
	Stanford Health Care	3.027%	8/15/51	18,638	12,080
	Sutter Health	3.161%	8/15/40	17,083	13,167
	Sutter Health	5.547%	8/15/53	1,586	1,546
[7]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	400	323
[7]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	200	146
[4]	Trinity Health Corp.	3.434%	12/1/48	1,101	809
	UnitedHealth Group Inc.	5.800%	3/15/36	85	89
	UnitedHealth Group Inc.	3.500%	8/15/39	11,919	9,554
	UnitedHealth Group Inc.	2.750%	5/15/40	1,642	1,170
	UnitedHealth Group Inc.	5.950%	2/15/41	8,946	9,144
	UnitedHealth Group Inc.	3.050%	5/15/41	17,141	12,415
	UnitedHealth Group Inc.	4.375%	3/15/42	18,189	15,567
	UnitedHealth Group Inc.	3.950%	10/15/42	4,108	3,313
	UnitedHealth Group Inc.	5.500%	7/15/44	20,486	19,802
	UnitedHealth Group Inc.	4.750%	7/15/45	33,679	29,490
	UnitedHealth Group Inc.	4.250%	4/15/47	12,179	9,725
	UnitedHealth Group Inc.	3.750%	10/15/47	21,039	15,530
	UnitedHealth Group Inc.	4.250%	6/15/48	21,793	17,392
	UnitedHealth Group Inc.	3.700%	8/15/49	18,322	13,203
	UnitedHealth Group Inc.	2.900%	5/15/50	3,214	1,986
	UnitedHealth Group Inc.	3.250%	5/15/51	21,107	13,894
	UnitedHealth Group Inc.	4.750%	5/15/52	12,297	10,371
	UnitedHealth Group Inc.	5.875%	2/15/53	9,218	9,134
	UnitedHealth Group Inc.	5.050%	4/15/53	2,100	1,859
	UnitedHealth Group Inc.	5.375%	4/15/54	15,051	13,961
	UnitedHealth Group Inc.	5.625%	7/15/54	33,801	32,509
	UnitedHealth Group Inc.	3.875%	8/15/59	2,345	1,635
	UnitedHealth Group Inc.	6.050%	2/15/63	3,594	3,614
	UnitedHealth Group Inc.	5.200%	4/15/63	6,445	5,683
	UnitedHealth Group Inc.	5.500%	4/15/64	24,937	23,096
	UnitedHealth Group Inc.	5.750%	7/15/64	6,079	5,868
	Wyeth LLC	5.950%	4/1/37	27,157	28,609
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,378	795
					1,414,390
Industrials (5.9%)
[9]	BAE Systems plc	5.500%	3/26/54	24,063	23,394
	Boeing Co.	3.625%	2/1/31	810	757
	Boeing Co.	6.528%	5/1/34	2,825	3,041
	Boeing Co.	6.858%	5/1/54	3,050	3,257
	Boeing Co.	7.008%	5/1/64	1,842	1,965
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,000	2,828
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,148	2,002
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	18,481	16,052
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	30,678	26,393
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,500	1,305
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,552	2,422
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	11,521	10,546
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	28,393	24,808
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	6,196	5,110
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	5,879	4,778
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,104	4,052
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,365	13,202
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	14,497	10,500
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,428	2,888
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	13,475	9,187
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,860	3,649
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,586	4,299
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	3,543	3,469
	Canadian National Railway Co.	3.650%	2/3/48	21,311	15,953
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,798	3,102
[7]	Carrier Global Corp.	3.625%	1/15/37	400	433
	Caterpillar Inc.	6.050%	8/15/36	3,131	3,434
	Caterpillar Inc.	3.803%	8/15/42	19,467	15,856
	CSX Corp.	4.750%	5/30/42	924	833
	CSX Corp.	3.800%	11/1/46	4,748	3,647
	CSX Corp.	3.800%	4/15/50	1,890	1,419
	CSX Corp.	4.500%	11/15/52	1,862	1,554
	CSX Corp.	4.900%	3/15/55	23,931	21,251

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	5.700%	1/19/55	11,831	12,170
	Emerson Electric Co.	5.250%	11/15/39	1,000	1,013
	General Dynamics Corp.	4.250%	4/1/40	8,641	7,646
	Honeywell International Inc.	5.700%	3/15/37	2,659	2,753
	Honeywell International Inc.	5.375%	3/1/41	6,360	6,328
	Honeywell International Inc.	5.250%	3/1/54	33,023	30,903
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,785
	Lockheed Martin Corp.	4.500%	5/15/36	1,202	1,143
	Lockheed Martin Corp.	4.070%	12/15/42	10,459	8,669
	Lockheed Martin Corp.	3.800%	3/1/45	8,646	6,761
	Lockheed Martin Corp.	4.700%	5/15/46	4,572	4,043
	Lockheed Martin Corp.	2.800%	6/15/50	18,278	11,289
	Lockheed Martin Corp.	4.090%	9/15/52	24,031	18,606
	Lockheed Martin Corp.	4.150%	6/15/53	40,008	31,173
	Lockheed Martin Corp.	5.200%	2/15/55	6,165	5,724
	Lockheed Martin Corp.	4.300%	6/15/62	5,168	4,023
	Lockheed Martin Corp.	5.900%	11/15/63	8,793	8,946
	Lockheed Martin Corp.	5.200%	2/15/64	14,335	13,015
[8]	Motability Operations Group plc	2.125%	1/18/42	200	156
[8]	Motability Operations Group plc	4.875%	1/17/43	200	228
[8]	Motability Operations Group plc	5.750%	6/17/51	400	497
	Norfolk Southern Corp.	3.942%	11/1/47	3,000	2,324
	Norfolk Southern Corp.	2.900%	8/25/51	11,060	6,837
	Norfolk Southern Corp.	4.550%	6/1/53	3,554	2,953
	Norfolk Southern Corp.	5.350%	8/1/54	3,000	2,823
	Norfolk Southern Corp.	5.950%	3/15/64	5,530	5,585
	Northrop Grumman Corp.	5.050%	11/15/40	3,000	2,829
	Northrop Grumman Corp.	5.250%	5/1/50	700	647
	Northrop Grumman Corp.	4.950%	3/15/53	10,888	9,606
	Northrop Grumman Corp.	5.200%	6/1/54	33,152	30,394
	Rockwell Automation Inc.	2.800%	8/15/61	11,962	6,778
	RTX Corp.	6.125%	7/15/38	164	174
	RTX Corp.	5.700%	4/15/40	1,000	1,035
	RTX Corp.	4.875%	10/15/40	5,477	5,068
	Union Pacific Corp.	5.100%	2/20/35	17,326	17,450
	Union Pacific Corp.	3.200%	5/20/41	12,935	9,728
	Union Pacific Corp.	3.375%	2/14/42	25,755	19,638
	Union Pacific Corp.	3.500%	2/14/53	21,145	14,855
	Union Pacific Corp.	5.600%	12/1/54	29,209	28,734
	Union Pacific Corp.	3.839%	3/20/60	7,053	5,008
	Union Pacific Corp.	3.550%	5/20/61	7,729	5,099
	Union Pacific Corp.	5.150%	1/20/63	17,912	15,907
	Union Pacific Corp.	3.850%	2/14/72	8,674	5,902
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,799
	United Parcel Service Inc.	3.625%	10/1/42	196	151
	United Parcel Service Inc.	5.500%	5/22/54	21,858	20,816
	Waste Management Inc.	5.350%	10/15/54	24,100	23,188
					670,585
Materials (1.2%)
[7]	Air Products & Chemicals Inc.	3.450%	2/14/37	431	469
	Air Products & Chemicals Inc.	2.700%	5/15/40	2,056	1,484
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	22,862	19,052
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	14,242	13,183
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	4,014	3,873
	Ecolab Inc.	2.700%	12/15/51	27,390	16,433
	Linde Inc.	3.550%	11/7/42	1,807	1,411
	Linde Inc.	2.000%	8/10/50	112	58
[7]	Linde plc	3.750%	6/4/44	1,000	1,095
	Martin Marietta Materials Inc.	5.500%	12/1/54	3,344	3,113
	Nucor Corp.	5.200%	8/1/43	1,000	959
	Nucor Corp.	4.400%	5/1/48	1,000	827
	Nutrien Ltd.	5.875%	12/1/36	1,520	1,555
	Nutrien Ltd.	4.900%	6/1/43	3,995	3,559
	Nutrien Ltd.	5.250%	1/15/45	3,000	2,733
	Nutrien Ltd.	5.800%	3/27/53	1,741	1,689
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,000	2,127
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,292	2,223
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	20,435	12,097
	Rio Tinto Finance USA plc	4.125%	8/21/42	22,956	19,026

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Tinto Finance USA plc	5.125%	3/9/53	4,122	3,738
	Rio Tinto Finance USA plc	5.750%	3/14/55	20,310	20,054
	Rio Tinto Finance USA plc	5.875%	3/14/65	5,665	5,599
[9]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	5,485	5,268
					141,625
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,850	1,697
	American Homes 4 Rent LP	3.375%	7/15/51	2,045	1,299
	American Homes 4 Rent LP	4.300%	4/15/52	2,500	1,881
	Essex Portfolio LP	4.500%	3/15/48	1,828	1,510
	Kilroy Realty LP	6.250%	1/15/36	1,399	1,353
	Mid-America Apartments LP	2.875%	9/15/51	2,410	1,479
	Prologis LP	5.250%	6/15/53	2,361	2,187
	Prologis LP	5.250%	3/15/54	7,790	7,215
	Public Storage Operating Co.	5.350%	8/1/53	7,761	7,358
	Realty Income Corp.	5.375%	9/1/54	3,686	3,450
	Simon Property Group LP	6.750%	2/1/40	1,152	1,282
	Simon Property Group LP	4.250%	10/1/44	3,011	2,423
	Simon Property Group LP	4.250%	11/30/46	3,000	2,398
	Simon Property Group LP	3.250%	9/13/49	24,990	16,446
	Simon Property Group LP	3.800%	7/15/50	1,686	1,221
	Simon Property Group LP	5.850%	3/8/53	5,482	5,377
	Simon Property Group LP	6.650%	1/15/54	4,231	4,571
[7]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	900	591
					63,738
Technology (7.4%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,510	2,889
	Apple Inc.	3.850%	5/4/43	34,227	28,374
	Apple Inc.	3.450%	2/9/45	24,076	18,490
	Apple Inc.	4.375%	5/13/45	9,370	8,241
	Apple Inc.	4.650%	2/23/46	17,385	15,780
	Apple Inc.	3.850%	8/4/46	24,475	19,706
	Apple Inc.	4.250%	2/9/47	25,116	21,375
	Apple Inc.	3.750%	11/13/47	12,963	10,108
	Apple Inc.	2.950%	9/11/49	24,887	16,562
	Apple Inc.	2.650%	2/8/51	44,470	27,448
	Apple Inc.	2.700%	8/5/51	34,387	21,348
	Apple Inc.	2.800%	2/8/61	8,550	5,054
	Apple Inc.	4.100%	8/8/62	10,594	8,370
	Applied Materials Inc.	5.100%	10/1/35	95	97
	Cisco Systems Inc.	5.900%	2/15/39	8,447	8,989
	Cisco Systems Inc.	5.500%	1/15/40	21,562	21,996
	Cisco Systems Inc.	5.300%	2/26/54	15,774	15,054
	Cisco Systems Inc.	5.500%	2/24/55	12,563	12,349
	Cisco Systems Inc.	5.350%	2/26/64	13,334	12,638
[6,7]	Fiserv Funding ULC	4.000%	6/15/36	238	267
[9]	Foundry JV Holdco LLC	6.100%	1/25/36	1,700	1,731
[9]	Foundry JV Holdco LLC	6.200%	1/25/37	14,030	14,416
[9]	Foundry JV Holdco LLC	6.300%	1/25/39	6,170	6,373
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	4,855	4,477
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	49,825	46,958
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	12,228	11,211
	Intel Corp.	3.734%	12/8/47	1,374	935
	Intel Corp.	3.050%	8/12/51	916	524
	Intel Corp.	5.600%	2/21/54	3,237	2,851
	Intel Corp.	3.100%	2/15/60	4,340	2,321
	International Business Machines Corp.	5.200%	2/10/35	16,028	16,057
	International Business Machines Corp.	4.150%	5/15/39	15,994	13,883
	International Business Machines Corp.	4.000%	6/20/42	4,654	3,795
	International Business Machines Corp.	4.250%	5/15/49	25,992	20,698
	International Business Machines Corp.	3.430%	2/9/52	6,594	4,452
	International Business Machines Corp.	4.900%	7/27/52	16,029	13,994
	KLA Corp.	5.000%	3/15/49	1,326	1,203
	KLA Corp.	4.950%	7/15/52	3,998	3,579
	Microsoft Corp.	2.525%	6/1/50	133,974	82,895
	Microsoft Corp.	2.921%	3/17/52	60,981	40,501
	Microsoft Corp.	2.675%	6/1/60	30,877	18,271
	Microsoft Corp.	3.041%	3/17/62	26,995	17,304
	NVIDIA Corp.	3.500%	4/1/40	20,926	17,349

Vanguard® Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NVIDIA Corp.	3.500%	4/1/50	23,967	17,736
NVIDIA Corp.	3.700%	4/1/60	10,107	7,340
Oracle Corp.	6.500%	4/15/38	13,125	14,002
Oracle Corp.	5.375%	7/15/40	14,344	13,618
Oracle Corp.	4.125%	5/15/45	7,110	5,522
Oracle Corp.	4.000%	7/15/46	13,486	10,091
Oracle Corp.	6.000%	8/3/55	9,238	8,978
Oracle Corp.	6.125%	8/3/65	9,249	8,960
QUALCOMM Inc.	4.800%	5/20/45	9,170	8,217
QUALCOMM Inc.	4.300%	5/20/47	27,605	22,733
QUALCOMM Inc.	4.500%	5/20/52	19,198	15,900
QUALCOMM Inc.	6.000%	5/20/53	7,974	8,213
Salesforce Inc.	2.700%	7/15/41	5,402	3,807
Salesforce Inc.	2.900%	7/15/51	24,149	15,362
Salesforce Inc.	3.050%	7/15/61	15,896	9,555
Synopsys Inc.	5.700%	4/1/55	4,650	4,490
Texas Instruments Inc.	3.875%	3/15/39	6,053	5,286
Texas Instruments Inc.	2.700%	9/15/51	3,000	1,809
Texas Instruments Inc.	4.100%	8/16/52	1,250	971
Texas Instruments Inc.	5.000%	3/14/53	15,887	14,413
Texas Instruments Inc.	5.150%	2/8/54	3,682	3,420
Texas Instruments Inc.	5.050%	5/18/63	17,719	15,839
				837,175
Utilities (14.3%)
AEP Transmission Co. LLC	3.750%	12/1/47	21,097	15,664
AEP Transmission Co. LLC	3.650%	4/1/50	138	100
AEP Transmission Co. LLC	4.500%	6/15/52	2,412	1,988
AEP Transmission Co. LLC	5.400%	3/15/53	1,190	1,120
Alabama Power Co.	6.000%	3/1/39	5,617	5,997
Alabama Power Co.	5.500%	3/15/41	13,733	13,394
Alabama Power Co.	5.200%	6/1/41	11,499	10,681
Alabama Power Co.	3.850%	12/1/42	1,076	854
Alabama Power Co.	3.750%	3/1/45	17,644	13,591
Alabama Power Co.	3.450%	10/1/49	554	388
Alabama Power Co.	3.125%	7/15/51	2,906	1,899
Ameren Illinois Co.	4.500%	3/15/49	17,578	14,822
Ameren Illinois Co.	2.900%	6/15/51	3,172	1,968
Ameren Illinois Co.	5.900%	12/1/52	2,763	2,833
Appalachian Power Co.	4.400%	5/15/44	2,097	1,686
Appalachian Power Co.	3.700%	5/1/50	3,760	2,608
Atmos Energy Corp.	4.150%	1/15/43	1,521	1,267
Atmos Energy Corp.	4.125%	10/15/44	2,150	1,770
Atmos Energy Corp.	3.375%	9/15/49	3,131	2,156
Atmos Energy Corp.	6.200%	11/15/53	2,674	2,834
Atmos Energy Corp.	5.000%	12/15/54	3,557	3,178
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,176	1,270
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,500	1,110
Baltimore Gas & Electric Co.	4.250%	9/15/48	19,737	15,758
Baltimore Gas & Electric Co.	4.550%	6/1/52	5,982	4,960
Berkshire Hathaway Energy Co.	6.125%	4/1/36	42	44
Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,983	5,232
Berkshire Hathaway Energy Co.	5.150%	11/15/43	18,638	17,357
Berkshire Hathaway Energy Co.	4.500%	2/1/45	29,914	25,260
Berkshire Hathaway Energy Co.	3.800%	7/15/48	112	81
Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,128	4,140
Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,000	1,785
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,334	3,354
CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,420
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	52	46
CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,842	1,712
CenterPoint Energy Inc.	3.700%	9/1/49	1,320	935
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,500	1,512
CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,683	2,139
CMS Energy Corp.	4.875%	3/1/44	3,048	2,692
Commonwealth Edison Co.	5.900%	3/15/36	2,956	3,108
Commonwealth Edison Co.	3.800%	10/1/42	16,152	12,784
Commonwealth Edison Co.	4.600%	8/15/43	11,661	10,105
Commonwealth Edison Co.	4.700%	1/15/44	2,647	2,323
Commonwealth Edison Co.	3.700%	3/1/45	13,244	10,026

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	4.350%	11/15/45	8,500	6,994
	Commonwealth Edison Co.	3.650%	6/15/46	9,154	6,768
	Commonwealth Edison Co.	4.000%	3/1/48	6,534	5,048
	Commonwealth Edison Co.	4.000%	3/1/49	10,053	7,694
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,270
	Commonwealth Edison Co.	3.125%	3/15/51	2,138	1,385
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	888
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,111
	Commonwealth Edison Co.	5.300%	2/1/53	2,290	2,127
	Connecticut Light & Power Co.	6.350%	6/1/36	956	1,034
	Connecticut Light & Power Co.	4.300%	4/15/44	1,502	1,247
	Connecticut Light & Power Co.	4.150%	6/1/45	12,588	10,260
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	956	1,002
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	7,930	8,536
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,248	3,664
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,987	6,965
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	861	874
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	8,145	6,788
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	9,516	7,588
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	40,131	34,081
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	86	73
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,086	5,427
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,068	813
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	3,063	2,593
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,086	843
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,532
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	28,643	18,506
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	16,716	16,824
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	17,046	16,781
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,041	828
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	15,330	8,898
[6]	Consumers Energy Co.	5.050%	5/15/35	8,605	8,629
	Consumers Energy Co.	3.750%	2/15/50	2,090	1,565
	Consumers Energy Co.	3.100%	8/15/50	22,969	15,229
	Consumers Energy Co.	2.650%	8/15/52	1,032	609
	Consumers Energy Co.	4.200%	9/1/52	2,500	1,999
	Consumers Energy Co.	2.500%	5/1/60	786	426
	Dominion Energy Inc.	4.050%	9/15/42	9	7
	Dominion Energy Inc.	4.850%	8/15/52	1,500	1,251
	Dominion Energy Inc.	7.000%	6/1/54	4,096	4,271
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	8,778	9,240
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	2,901
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,045
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	3,093	3,282
	DTE Electric Co.	4.300%	7/1/44	3,320	2,768
	DTE Electric Co.	3.700%	3/15/45	2,921	2,239
	DTE Electric Co.	2.950%	3/1/50	2,533	1,626
	DTE Electric Co.	3.250%	4/1/51	2,000	1,346
	DTE Electric Co.	5.400%	4/1/53	2,386	2,303
	Duke Energy Carolinas LLC	5.300%	2/15/40	6,888	6,804
	Duke Energy Carolinas LLC	4.250%	12/15/41	12,251	10,388
	Duke Energy Carolinas LLC	4.000%	9/30/42	32,230	26,125
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,429	1,848
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,086	1,616
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,586	1,168
	Duke Energy Carolinas LLC	3.200%	8/15/49	957	637
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,745	6,069
	Duke Energy Carolinas LLC	3.550%	3/15/52	2,600	1,820
	Duke Energy Carolinas LLC	5.400%	1/15/54	315	300
	Duke Energy Corp.	6.100%	9/15/53	2,462	2,458
	Duke Energy Corp.	5.800%	6/15/54	12,394	11,929
	Duke Energy Florida LLC	6.350%	9/15/37	766	840
	Duke Energy Florida LLC	5.650%	4/1/40	4,408	4,447
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,155
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,413
	Duke Energy Florida LLC	4.200%	7/15/48	3,036	2,412
	Duke Energy Florida LLC	3.000%	12/15/51	2,544	1,596
	Duke Energy Florida LLC	6.200%	11/15/53	2,580	2,710
	Duke Energy Indiana LLC	6.120%	10/15/35	1,012	1,071
	Duke Energy Indiana LLC	6.350%	8/15/38	783	851

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Indiana LLC	6.450%	4/1/39	1,324	1,441
	Duke Energy Indiana LLC	4.200%	3/15/42	9,468	7,780
	Duke Energy Indiana LLC	4.900%	7/15/43	22,692	20,523
	Duke Energy Indiana LLC	3.250%	10/1/49	6,220	4,126
	Duke Energy Indiana LLC	2.750%	4/1/50	10,163	6,122
	Duke Energy Indiana LLC	5.400%	4/1/53	8,960	8,368
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,825	5,768
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,036	820
	Duke Energy Ohio Inc.	5.650%	4/1/53	810	782
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,855
	Duke Energy Progress LLC	4.100%	3/15/43	17,371	14,145
	Duke Energy Progress LLC	4.150%	12/1/44	18,597	15,092
	Duke Energy Progress LLC	4.200%	8/15/45	12,062	9,839
	Duke Energy Progress LLC	3.700%	10/15/46	8,946	6,659
	Duke Energy Progress LLC	3.600%	9/15/47	2,086	1,510
	Duke Energy Progress LLC	2.500%	8/15/50	1,086	622
	Duke Energy Progress LLC	2.900%	8/15/51	22,042	13,586
	Duke Energy Progress LLC	4.000%	4/1/52	2,146	1,622
	Duke Energy Progress LLC	5.550%	3/15/55	16,134	15,612
[7]	Engie SA	1.250%	10/24/41	1,000	734
[9]	Engie SA	5.875%	4/10/54	4,100	3,963
	Entergy Arkansas LLC	4.200%	4/1/49	1,500	1,184
	Entergy Arkansas LLC	2.650%	6/15/51	2,808	1,634
	Entergy Arkansas LLC	5.750%	6/1/54	4,286	4,216
	Entergy Corp.	3.750%	6/15/50	3,500	2,427
	Entergy Louisiana LLC	4.200%	9/1/48	1,537	1,210
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,174
	Entergy Louisiana LLC	2.900%	3/15/51	2,954	1,825
	Entergy Texas Inc.	5.000%	9/15/52	421	368
	Entergy Texas Inc.	5.800%	9/1/53	980	960
	Entergy Texas Inc.	5.550%	9/15/54	3,788	3,583
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,123	929
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,243	1,048
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,400	926
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	341
	Exelon Corp.	5.100%	6/15/45	2,000	1,788
	Exelon Corp.	4.450%	4/15/46	484	392
	Exelon Corp.	4.100%	3/15/52	2,511	1,890
	Exelon Corp.	5.600%	3/15/53	288	271
	Exelon Corp.	5.875%	3/15/55	7,460	7,271
	FirstEnergy Corp.	4.850%	7/15/47	3,500	2,920
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,554
	Florida Power & Light Co.	5.960%	4/1/39	1,071	1,129
	Florida Power & Light Co.	5.690%	3/1/40	669	688
	Florida Power & Light Co.	5.250%	2/1/41	2,797	2,717
	Florida Power & Light Co.	4.050%	6/1/42	171	143
	Florida Power & Light Co.	3.700%	12/1/47	3,000	2,267
	Florida Power & Light Co.	3.990%	3/1/49	2,909	2,283
	Florida Power & Light Co.	2.875%	12/4/51	3,000	1,889
	Georgia Power Co.	4.750%	9/1/40	25,306	23,079
	Georgia Power Co.	4.300%	3/15/42	9,916	8,416
	Georgia Power Co.	3.700%	1/30/50	12,845	9,463
	Georgia Power Co.	3.250%	3/15/51	1,000	666
	Georgia Power Co.	5.125%	5/15/52	570	524
	Idaho Power Co.	5.500%	3/15/53	1,610	1,514
	Indiana Michigan Power Co.	3.750%	7/1/47	4,052	2,974
	Indiana Michigan Power Co.	4.250%	8/15/48	2,726	2,153
	Indiana Michigan Power Co.	5.625%	4/1/53	2,452	2,370
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	11,208	10,647
[4]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	7,576	7,284
	Kentucky Utilities Co.	5.125%	11/1/40	5,190	4,923
	Kentucky Utilities Co.	4.375%	10/1/45	13,419	11,077
	Kentucky Utilities Co.	3.300%	6/1/50	2,002	1,338
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,711	9,955
[9]	Massachusetts Electric Co.	4.004%	8/15/46	8,119	6,345
	MidAmerican Energy Co.	5.800%	10/15/36	1,479	1,557
	MidAmerican Energy Co.	4.800%	9/15/43	16,926	15,339
	MidAmerican Energy Co.	4.250%	5/1/46	19,118	15,682
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,545
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	666

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	2.700%	8/1/52	1,378	818
	MidAmerican Energy Co.	5.850%	9/15/54	2,000	2,025
	MidAmerican Energy Co.	5.300%	2/1/55	2,074	1,937
[9]	Monongahela Power Co.	5.400%	12/15/43	7,932	7,638
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	2,865	2,850
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	6,803	5,530
	Nevada Power Co.	5.450%	5/15/41	8,663	8,336
	Nevada Power Co.	3.125%	8/1/50	1,580	1,006
[9]	New England Power Co.	2.807%	10/6/50	11,641	6,989
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/55	4,950	4,986
[9]	Niagara Mohawk Power Corp.	5.664%	1/17/54	1,296	1,220
	NiSource Inc.	4.800%	2/15/44	1,500	1,318
	NiSource Inc.	5.850%	4/1/55	7,600	7,422
	Northern States Power Co.	6.250%	6/1/36	831	915
	Northern States Power Co.	6.200%	7/1/37	1,954	2,141
	Northern States Power Co.	5.350%	11/1/39	936	936
	Northern States Power Co.	3.400%	8/15/42	4,000	3,004
	Northern States Power Co.	4.000%	8/15/45	805	645
	Northern States Power Co.	3.600%	9/15/47	86	63
	Northern States Power Co.	2.600%	6/1/51	6,853	4,065
	Northern States Power Co.	3.200%	4/1/52	3,000	2,001
	Northern States Power Co.	4.500%	6/1/52	3,102	2,590
	Northern States Power Co.	5.400%	3/15/54	2,012	1,918
	Northern States Power Co.	5.650%	6/15/54	4,096	4,061
[6]	Northern States Power Co.	5.650%	5/15/55	6,950	6,894
	NSTAR Electric Co.	3.100%	6/1/51	1,000	653
	Oglethorpe Power Corp.	6.200%	12/1/53	2,262	2,279
[9]	Oglethorpe Power Corp.	5.800%	6/1/54	2,745	2,637
	Ohio Power Co.	4.000%	6/1/49	2,724	2,024
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,500	1,175
	Oklahoma Gas & Electric Co.	5.800%	4/1/55	25,805	25,428
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,435	1,710
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,124	3,024
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	10,009	7,482
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,435	1,058
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	274	177
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,564
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,500	867
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,672	5,415
	Pacific Gas & Electric Co.	6.750%	1/15/53	11,989	12,104
	PacifiCorp	5.250%	6/15/35	1,244	1,239
	PacifiCorp	6.100%	8/1/36	1,435	1,491
	PacifiCorp	6.250%	10/15/37	1,966	2,066
	PacifiCorp	6.350%	7/15/38	8,109	8,500
	PacifiCorp	6.000%	1/15/39	1,622	1,648
	PacifiCorp	4.100%	2/1/42	106	84
	PacifiCorp	4.125%	1/15/49	5,981	4,518
	PacifiCorp	4.150%	2/15/50	1,939	1,457
	PacifiCorp	5.350%	12/1/53	3,220	2,871
	PacifiCorp	5.800%	1/15/55	2,364	2,245
	PECO Energy Co.	4.800%	10/15/43	7,727	6,893
	PECO Energy Co.	4.150%	10/1/44	452	373
	PECO Energy Co.	3.700%	9/15/47	7,828	5,835
	PECO Energy Co.	3.900%	3/1/48	6,130	4,712
	PECO Energy Co.	2.800%	6/15/50	3,000	1,846
	PECO Energy Co.	3.050%	3/15/51	3,180	2,037
	PECO Energy Co.	4.600%	5/15/52	3,170	2,669
	PECO Energy Co.	4.375%	8/15/52	3,920	3,188
	Potomac Electric Power Co.	6.500%	11/15/37	1,171	1,299
	Potomac Electric Power Co.	7.900%	12/15/38	143	177
	PPL Electric Utilities Corp.	6.450%	8/15/37	3,877	4,207
	PPL Electric Utilities Corp.	6.250%	5/15/39	8,624	9,468
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,195	1,138
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,671	1,393
	PPL Electric Utilities Corp.	3.950%	6/1/47	9,319	7,333
	PPL Electric Utilities Corp.	4.150%	6/15/48	86	69
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,282	2,162
	Public Service Co. of Colorado	6.250%	9/1/37	1,016	1,084
	Public Service Co. of Colorado	3.600%	9/15/42	15,413	11,828
	Public Service Co. of Colorado	4.300%	3/15/44	2,864	2,340

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	3.800%	6/15/47	2,387	1,771
	Public Service Co. of Colorado	4.050%	9/15/49	18,243	13,856
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,108	1,013
	Public Service Electric & Gas Co.	3.950%	5/1/42	106	87
	Public Service Electric & Gas Co.	3.650%	9/1/42	116	90
	Public Service Electric & Gas Co.	3.600%	12/1/47	2,000	1,481
	Public Service Electric & Gas Co.	3.850%	5/1/49	2,909	2,218
	Public Service Electric & Gas Co.	3.200%	8/1/49	1,076	721
	Public Service Electric & Gas Co.	2.700%	5/1/50	14,960	9,071
	Public Service Electric & Gas Co.	3.000%	3/1/51	4,842	3,102
	Public Service Electric & Gas Co.	5.125%	3/15/53	2,504	2,310
	Public Service Electric & Gas Co.	5.450%	3/1/54	4,054	3,919
	Public Service Electric & Gas Co.	5.500%	3/1/55	8,230	8,041
	Puget Sound Energy Inc.	6.274%	3/15/37	479	514
	Puget Sound Energy Inc.	5.757%	10/1/39	1,052	1,080
	Puget Sound Energy Inc.	5.795%	3/15/40	12,300	12,454
	Puget Sound Energy Inc.	4.300%	5/20/45	382	311
	Puget Sound Energy Inc.	4.223%	6/15/48	5,423	4,294
	Puget Sound Energy Inc.	3.250%	9/15/49	26,205	17,252
	Puget Sound Energy Inc.	2.893%	9/15/51	10,586	6,464
[4,9]	Rayburn Country Securitization LLC	3.025%	12/1/43	9,324	7,534
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,776
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	726
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,271	1,730
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	922
	San Diego Gas & Electric Co.	3.700%	3/15/52	19,010	13,534
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,723	3,534
	Southern California Edison Co.	5.950%	2/1/38	6,000	5,947
	Southern California Edison Co.	4.500%	9/1/40	11,161	9,228
	Southern California Edison Co.	4.050%	3/15/42	1,721	1,319
	Southern California Edison Co.	3.900%	3/15/43	18,870	13,953
	Southern California Edison Co.	4.650%	10/1/43	20,821	16,860
	Southern California Edison Co.	3.600%	2/1/45	4,037	2,785
	Southern California Edison Co.	4.000%	4/1/47	34,563	24,695
	Southern California Edison Co.	4.125%	3/1/48	28,219	20,513
	Southern California Edison Co.	4.875%	3/1/49	3,194	2,592
	Southern California Edison Co.	3.650%	2/1/50	2,000	1,336
	Southern California Edison Co.	2.950%	2/1/51	1,573	920
	Southern California Edison Co.	3.450%	2/1/52	18,962	12,037
	Southern California Edison Co.	5.450%	6/1/52	1,500	1,298
	Southern California Gas Co.	5.125%	11/15/40	1,879	1,782
	Southern California Gas Co.	4.125%	6/1/48	22,988	17,603
	Southern California Gas Co.	4.300%	1/15/49	13,954	11,015
	Southern California Gas Co.	5.600%	4/1/54	8,719	8,316
	Southern Co.	4.400%	7/1/46	1,000	812
	Southern Co.	6.375%	3/15/55	4,340	4,425
	Southwestern Electric Power Co.	3.900%	4/1/45	9	7
	Southwestern Public Service Co.	4.500%	8/15/41	1,435	1,211
	Southwestern Public Service Co.	3.400%	8/15/46	154	106
	Southwestern Public Service Co.	3.700%	8/15/47	9,125	6,578
	Southwestern Public Service Co.	3.150%	5/1/50	8,014	5,149
	Tampa Electric Co.	3.450%	3/15/51	2,172	1,481
	Tampa Electric Co.	5.000%	7/15/52	1,400	1,230
	Tucson Electric Power Co.	3.250%	5/1/51	14,910	9,698
	Tucson Electric Power Co.	5.500%	4/15/53	6,833	6,419
	Union Electric Co.	3.900%	9/15/42	4,348	3,515
	Union Electric Co.	4.000%	4/1/48	16,076	12,390
	Union Electric Co.	3.250%	10/1/49	2,025	1,380
	Union Electric Co.	3.900%	4/1/52	1,586	1,192
	Union Electric Co.	5.450%	3/15/53	2,334	2,224
	Union Electric Co.	5.250%	1/15/54	8,060	7,421
	Virginia Electric & Power Co.	6.000%	5/15/37	34,798	36,287
	Virginia Electric & Power Co.	6.350%	11/30/37	1,954	2,094
	Virginia Electric & Power Co.	8.875%	11/15/38	968	1,269
	Virginia Electric & Power Co.	4.450%	2/15/44	7,414	6,253
	Virginia Electric & Power Co.	4.200%	5/15/45	2,000	1,611
	Virginia Electric & Power Co.	3.800%	9/15/47	26,072	19,316
	Virginia Electric & Power Co.	4.600%	12/1/48	5,450	4,548
	Virginia Electric & Power Co.	3.300%	12/1/49	4,578	3,043
	Virginia Electric & Power Co.	2.450%	12/15/50	15,519	8,540

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	2.950%	11/15/51	20,472	12,595
	Virginia Electric & Power Co.	4.625%	5/15/52	12,077	9,909
	Virginia Electric & Power Co.	5.450%	4/1/53	2,700	2,526
	Virginia Electric & Power Co.	5.700%	8/15/53	10,456	10,190
	Virginia Electric & Power Co.	5.350%	1/15/54	2,901	2,673
	Virginia Electric & Power Co.	5.550%	8/15/54	8,874	8,438
	Virginia Electric & Power Co.	5.650%	3/15/55	14,314	13,733
	Wisconsin Electric Power Co.	4.300%	10/15/48	86	70
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,138	2,816
[8]	Yorkshire Water Finance plc	2.750%	4/18/41	800	674
					1,624,201
Total Corporate Bonds (Cost $10,636,855)					8,950,200
Sovereign Bonds (1.2%)
[9]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,553
[9]	Dominican Republic	6.950%	3/15/37	12,992	12,912
[11]	Japan	2.400%	3/20/55	497,000	3,290
[9]	OMERS Finance Trust	4.000%	4/19/52	14,250	11,170
[4]	Oriental Republic of Uruguay	5.250%	9/10/60	4,335	3,913
[6,7]	Republic of Bulgaria	4.125%	5/7/38	5,550	6,255
	Republic of Chile	3.100%	5/7/41	28,169	20,789
	Republic of Chile	4.340%	3/7/42	6,120	5,250
	Republic of Chile	3.500%	4/15/53	10,114	6,934
	Republic of Chile	3.100%	1/22/61	13,416	7,943
	Republic of Chile	3.250%	9/21/71	12,771	7,611
	Republic of Colombia	4.125%	2/22/42	8,470	5,168
[9]	Republic of Paraguay	6.650%	3/4/55	1,822	1,803
	Republic of South Africa	5.750%	9/30/49	4,370	3,119
	State of Israel	5.750%	3/12/54	15,436	13,847
	United Mexican States	6.875%	5/13/37	7,586	7,683
	United Mexican States	7.375%	5/13/55	8,640	8,556
	United Mexican States	3.771%	5/24/61	12,420	7,033
Total Sovereign Bonds (Cost $158,177)					134,829
Taxable Municipal Bonds (7.8%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	30,275	30,774
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	9,460	10,572
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,885	11,557
	Board of Regents of the University of Texas System College & University Revenue	3.852%	8/15/46	145	116
	California GO	5.125%	3/1/38	2,420	2,410
	California GO	7.550%	4/1/39	6,840	8,259
	California GO	7.300%	10/1/39	17,150	19,876
	California GO	7.350%	11/1/39	1,045	1,216
	California GO	7.625%	3/1/40	3,980	4,774
	California GO	7.600%	11/1/40	47,625	57,787
	California GO	5.875%	10/1/41	8,990	9,249
	California GO	5.200%	3/1/43	10,015	9,655
	California GO, Prere.	4.600%	4/1/28	15,800	16,051
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	2,060	1,801
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,080	1,284
	California State University College & University Revenue	3.899%	11/1/47	1,720	1,371
	California State University College & University Revenue	2.975%	11/1/51	20,745	13,487
	California State University College & University Revenue	2.719%	11/1/52	8,145	5,186
	Central Texas Turnpike System Highway Revenue	3.029%	8/15/41	50	37
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	31,817	35,276
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	6,406	7,102
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	12,720	11,746
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	14,375	13,011
	Commonwealth of Massachusetts GO	5.456%	12/1/39	1,330	1,361
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	14,830	9,816
	Dallas County Hospital District GO	5.621%	8/15/44	1,151	1,154
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	12,480	8,828
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,954	1,677
	Duke University College & University Revenue	5.850%	4/1/37	22,150	24,050
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,077	1,171
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	319	348
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	19,505	13,914
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,440	1,425
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	2,830	1,936

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	3.961%	3/1/47	1,640	1,372
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,435	2,368
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	15,270	14,488
[12]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	10,605	7,184
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	4,585	4,781
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	1,860	1,957
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.198%	12/1/39	2,420	2,445
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	10,545	10,010
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/40	1,226	935
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	35,065	41,248
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	520	565
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	125	109
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	6,195	4,625
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/40	745	748
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	25,370	16,713
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	1,000	1,086
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	4,113	4,962
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	31,231	35,705
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/42	9,800	9,878
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	1,720	1,776
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	670	696
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	1,285	1,256
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	12,620	12,892
	New York NY GO	6.271%	12/1/37	640	691
	New York NY GO	5.263%	10/1/52	1,500	1,440
	New York NY GO	5.828%	10/1/53	17,315	17,914
	New York NY GO	5.935%	2/1/55	2,385	2,505
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	6	7
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	12,375	12,669
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	194
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,660	17,401
	Ohio State University College & University Revenue	4.910%	6/1/40	10,755	10,556
	Ohio State University College & University Revenue	4.800%	6/1/11	9,166	7,818
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,060	779
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	595	432
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	12,035	12,613
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	7,940	8,321
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	13,425	12,419
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	4,270	4,030
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	36,055	30,246
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	24,995	15,848
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	1,640	1,036
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	18,935	15,340
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	8,845	8,401
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	27,180	22,915
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	7,638	8,005
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	1,090	1,105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,340	1,259
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	705	692
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,340	1,507
[13]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	2,086	1,559
	Texas GO	5.517%	4/1/39	3,670	3,757
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/41	3,630	3,663
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	4,425	3,468
	University of California College & University Revenue	3.931%	5/15/45	12,805	11,578
	University of California College & University Revenue	4.858%	5/15/12	22,002	18,212
	University of California College & University Revenue	4.767%	5/15/15	8,489	6,895
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	7,435	8,065
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	865	939
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	24,935	16,049
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	7,445	6,301
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	825	508
	University of Michigan College & University Revenue	2.437%	4/1/40	1,586	1,170
	University of Michigan College & University Revenue	3.599%	4/1/47	19,654	16,256
	University of Michigan College & University Revenue	3.504%	4/1/52	5,292	3,933
	University of Michigan College & University Revenue	3.504%	4/1/52	7,379	5,484
	University of Minnesota College & University Revenue	4.048%	4/1/52	13,648	11,133
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	60	42
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	6,645	6,218

Vanguard® Long-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Virginia College & University Revenue		2.256%	9/1/50	13,810	7,862
	University of Virginia College & University Revenue		2.584%	11/1/51	2,135	1,294
	University of Virginia College & University Revenue		3.227%	9/1/19	26,570	15,496
	Wisconsin Appropriations Revenue		3.954%	5/1/36	3,390	3,132
Total Taxable Municipal Bonds (Cost $997,849)						885,233
					Shares
Temporary Cash Investments (3.6%)
Money Market Fund (1.0%)
[14]	Vanguard Market Liquidity Fund		4.350%		1,121,334	112,122
				Maturity Date	Face Amount ($000)
Repurchase Agreements (2.6%)
	Bank of America Securities, LLC (Dated 4/30/25, Repurchase Value $25,003, collateralized by U.S. Treasury Obligations 0.000%–6.625%, 5/31/25–5/15/47, with a value of $25,500)		4.390%	5/1/25	25,000	25,000
	Bank of America Securities, LLC (Dated 4/30/25, Repurchase Value $46,106, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 1/1/31–4/1/55, with a value of $47,022)		4.380%	5/1/25	46,100	46,100
	Barclays Capital Inc. (Dated 4/30/25, Repurchase Value $47,406, collateralized by U.S. Treasury Obligations 4.000%, 2/15/34, with a value of $48,348)		4.370%	5/1/25	47,400	47,400
	Citigroup Global Markets Inc. (Dated 4/30/25, Repurchase Value $30,204, collateralized by U.S. Treasury Obligations 4.125%, 2/15/27, with a value of $30,804)		4.360%	5/1/25	30,200	30,200
	JP Morgan Securities, LLC (Dated 4/30/25, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 4.250%–4.516%, 5/31/25–1/31/26, with a value of $20,400)		4.370%	5/1/25	20,000	20,000
	Nomura International plc (Dated 4/30/25, Repurchase Value $35,004, collateralized by U.S. Treasury Obligations 0.000%–4.000%, 5/13/25–8/15/51, with a value of $35,700)		4.360%	5/1/25	35,000	35,000
	RBC Capital Markets LLC (Dated 4/30/25, Repurchase Value $61,407, collateralized by U.S. Treasury Obligations 0.000%–2.375%, 5/8/25–5/15/51, with a value of $62,628)		4.380%	5/1/25	61,400	61,400
	Wells Fargo & Co. (Dated 4/30/25, Repurchase Value $28,303, collateralized by U.S. Government Agency Obligations 3.000%–6.000%, 9/1/48–4/1/55, with a value of $28,866)		4.380%	5/1/25	28,300	28,300
						293,400
Total Temporary Cash Investments (Cost $405,522)						405,522
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	1,199	15
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	17,301	211
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	1,199	3

Vanguard® Long-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	17,301	39
Total Options Purchased (Cost $219)					268
Total Investments (100.1%) (Cost $13,232,933)					11,383,924
Other Assets and Liabilities—Net (-0.1%)					(10,184)
Net Assets (100%)					11,373,740
Cost is in $000.
1	Securities with a value of $22,773 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $9,575 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $908 have been segregated as collateral for open forward currency contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $513,311, representing 4.5% of net assets.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Face amount denominated in Japanese yen.
12	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
Prere.—Prerefunded.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	1,199	(7)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	17,301	(102)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	1,199	(6)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	17,301	(88)
Total Options Written (Premiums Received $171)					(203)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

Vanguard® Long-Term Investment-Grade Fund
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	31	6,453	(3)
5-Year U.S. Treasury Note	June 2025	372	40,621	413
10-Year U.S. Treasury Note	June 2025	279	31,309	439
Long U.S. Treasury Bond	June 2025	76	8,864	(34)
Ultra 10-Year U.S. Treasury Note	June 2025	2,074	237,959	2,826
Ultra Long U.S. Treasury Bond	June 2025	451	54,585	612
				4,253

Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(28)	(5,828)	(17)
10-Year Japanese Government Bond	June 2025	(5)	(4,919)	(94)
10 Year U.S. Treasury Note	June 2025	(11)	(1,234)	(11)
Euro-Bobl	June 2025	(10)	(1,355)	(13)
Euro-Bund	June 2025	(66)	(9,853)	(43)
Euro-Buxl	June 2025	(55)	(7,732)	106
Euro-Schatz	June 2025	(1)	(122)	(1)
Long Gilt	June 2025	(14)	(1,745)	(25)
Long U.S. Treasury Bond	June 2025	(74)	(8,630)	(10)
Ultra Long U.S. Treasury Bond	June 2025	(156)	(18,881)	(27)
				(135)
				4,118

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/18/25	EUR	29,214	USD	31,984	1,213	—
State Street Bank & Trust Co.	6/18/25	EUR	1,229	USD	1,419	—	(23)
Royal Bank of Canada	6/18/25	EUR	694	USD	791	—	(2)
State Street Bank & Trust Co.	6/18/25	EUR	688	USD	753	29	—
The Bank of New York Mellon Corp.	6/18/25	EUR	398	USD	454	—	(2)
Toronto-Dominion Bank	6/18/25	EUR	230	USD	254	7	—
State Street Bank & Trust Co.	6/18/25	GBP	579	USD	752	20	—
State Street Bank & Trust Co.	6/18/25	JPY	31,100	USD	209	9	—
Toronto-Dominion Bank	6/18/25	USD	160	AUD	254	—	(3)
JPMorgan Chase Bank, N.A.	6/18/25	USD	44,098	EUR	40,667	—	(2,114)
UBS AG	6/18/25	USD	2,479	EUR	2,270	—	(103)
HSBC Bank plc	6/18/25	USD	720	EUR	630	4	—
The Bank of New York Mellon Corp.	6/18/25	USD	603	EUR	546	—	(17)
Canadian Imperial Bank of Commerce	6/18/25	USD	593	EUR	535	—	(15)
JPMorgan Chase Bank, N.A.	6/18/25	USD	363	EUR	314	6	—
State Street Bank & Trust Co.	6/18/25	USD	329	EUR	300	—	(12)
Barclays Bank plc	6/18/25	USD	150	EUR	131	1	—
State Street Bank & Trust Co.	6/18/25	USD	2,531	GBP	1,954	—	(74)
Standard Chartered Bank	6/18/25	USD	3,305	JPY	467,874	15	—

Vanguard® Long-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	USD	111	JPY	16,289	—	(3)
Canadian Imperial Bank of Commerce	6/18/25	USD	111	JPY	16,145	—	(2)
						1,304	(2,370)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/30	USD	18,300	5.000	736	252
CDX-NA-IG-S44-V1	6/21/30	USD	795,837	1.000	12,368	(177)
					13,104	75
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/17/27	6/17/25[1]	2,523,257[2]	0.000[3]	(0.938)[4]	(93)	(93)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Japanese yen.
3	Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption

Vanguard® Long-Term Investment-Grade Fund
from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Vanguard® Long-Term Investment-Grade Fund
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Long-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	978,038	—	978,038
Asset-Backed/Commercial Mortgage-Backed Securities	—	29,834	—	29,834
Corporate Bonds	—	8,950,200	—	8,950,200
Sovereign Bonds	—	134,829	—	134,829
Taxable Municipal Bonds	—	885,233	—	885,233
Temporary Cash Investments	112,122	293,400	—	405,522
Options Purchased	—	268	—	268
Total	112,122	11,271,802	—	11,383,924
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,396	—	—	4,396
Forward Currency Contracts	—	1,304	—	1,304
Swap Contracts	252[1]	—	—	252
Total	4,648	1,304	—	5,952
Liabilities
Options Written	—	(203)	—	(203)
Futures Contracts[1]	(278)	—	—	(278)
Forward Currency Contracts	—	(2,370)	—	(2,370)
Swap Contracts	(270)[1]	—	—	(270)
Total	(548)	(2,573)	—	(3,121)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.